Share Capital (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares
Share Capital [Abstract]
Number of options, Outstanding at the beginning of the year | shares	836,514
Number of options, Granted | shares	688,288	[1]
Number of options, Options forfeited | shares	(95,089)
Number of options, Outstanding at the ending of the year | shares	1,429,713
Number of options, Exercisable | shares	913,617
Weighted average exercise price, Outstanding at the beginning of the year | $ / shares	$ 0.63
Weighted average exercise price, Granted | $ / shares	1.09	[1]
Weighted average exercise price, Options forfeited | $ / shares	0.92
Weighted average exercise price, Outstanding at the end of the year | $ / shares	0.83
Weighted average exercise price, Exercisable | $ / shares	$ 0.78
Weighted average remaining contractual term, Outstanding at the end of the year	6 years 3 months 15 days
Weighted average remaining contractual term, Exercisable	5 years 10 months 21 days
Aggregate intrinsic-value, Outstanding | $	$ 240,986
Aggregate intrinsic-value, Exercisable | $	$ 197,977

[1]	Include 198,788 options that were granted in connection with the Digiflex acquisition, refer to Note 3 for additional information.